Imperial Fund Mortgage Trust 2022-NQM7 ABS-15G

Exhibit 99.15

Maxwell Diligence Solutions LLC

AD Mortgage NQM7

11/9/2022

Field Name	Loans With Discrepancy	Total Times Compared	% Variance
AllBorrowerTotalIncome	0	184	0.00%
AmortizationType	0	184	0.00%
ApplicationDate	8	184	4.35%
ARMInitialInterestRate	0	184	0.00%
B1Citizen	0	184	0.00%
B1FirstName	0	184	0.00%
B1LastName	2	184	1.09%
B2FirstName	0	184	0.00%
B2LastName	1	184	0.54%
CLTV	0	184	0.00%
DSCR	1	184	0.54%
FirstPaymentDate	9	184	4.89%
Guarantor1FTHB	0	184	0.00%
InitialMonthlyPIOrIOPayment	11	184	5.98%
InterestRate	2	184	1.09%
LenderName	0	184	0.00%
LoanAmount	0	184	0.00%
LoanOriginationCompanyLenderCreditor	0	184	0.00%
LoanProgram	0	184	0.00%
LoanPurpose	0	184	0.00%
LTV	0	184	0.00%
MINNo	0	184	0.00%
MortgageOriginationChannel	0	184	0.00%
NoteDate	8	184	4.35%
NumberofUnits	2	184	1.09%
Occupancy	0	184	0.00%
OriginatorDTI	0	184	0.00%
OriginatorQMStatus	90	184	48.91%
PrimaryAppraisedPropertyValue	1	184	0.54%
PropertyAddress	0	184	0.00%
PropertyCity	0	184	0.00%
PropertyCounty	1	184	0.54%
PropertyState	0	184	0.00%
PropertyType	1	184	0.54%
PropertyZipCode	0	184	0.00%
QualifyingTotalHousingExpensePITIA	2	184	1.09%
QualifyingFICO	0	184	0.00%
SalesPrice	2	184	1.09%
TotalHousingExpensePITIA	0	184	0.00%
UnderwritingGuidelineProductName	0	184	0.00%
Total	141	7360	1.92%